Share capital and share-based compensation - Schedule of Assumptions (Details)	3 Months Ended
Jan. 31, 2022 yr
Disclosure of classes of share capital [line items]
Expected life of options	6
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%
Minimum
Disclosure of classes of share capital [line items]
Risk free interest rate	1.44%
Expected stock price volatility	65.00%
Maximum
Disclosure of classes of share capital [line items]
Risk free interest rate	1.69%
Expected stock price volatility	70.00%